Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Noah Holdings Limited shareholders	$ 117,997	¥ 811,297	¥ 762,923	¥ 643,829
Transfers from (to) the non-controlling interest:
Increase (decrease) in Noah's equity by partial disposal (acquisition) of subsidiaries				161,000
Net transfers from (to) non-controlling interest			30	151,990
Change from net income attributable to Noah and transfers from non-controlling interest	$ 117,997	¥ 811,297	762,953	795,819
Parent
Transfers from (to) the non-controlling interest:
Increase (decrease) in Noah's equity by partial disposal (acquisition) of subsidiaries			¥ 30	¥ 151,990